1801 California Street, Suite 5200
Denver, CO 80202

December 14, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica ETF Trust (the “Registrant”)

    (File Nos. 333-216648; 811-23237)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus dated December 10, 2018 on behalf of DeltaShares® S&P EM 100 & Managed Risk ETF, a separate series of the Registrant, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 5) (the “Registration Statement”). We further certify that the Registrant’s Statement of Additional Information, dated May 1, 2018, as amended December 10, 2018, does not differ from that contained in the Registration Statement. The Registration Statement was filed electronically with the Securities and Exchange Commission on December 10, 2018 via EDGAR (Accession Number 0001193125-18-346006).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.